LAKE FOREST FUNDS


To Our Shareholders:

The past year was another favorable one for Lake Forest funds and each of our mutual fund entities. The funds performed well in generally favorable market conditions. The global financial crisis last autumn is now history, and there is growing evidence of financial stability in the Asian and South American countries most affected. Systemic political problems in Russia will slow the economic recovery there. Worldwide inflation remains under control, and commodity prices are still depressed. Escalated military action in the Balkans is a new source of uncertainty for all financial markets.

As Lake Forest funds enters its fifth year of operation, each of our funds is nationally ranked and experiencing solid growth. Lake Forest Money Market Fund received special recognition for the third consecutive year. Lake Forest Core Equity Fund, which is focused on large companies, has reflected the strong performance of the blue chip sector. Now that we are past the formative stage, we are in a position to devote considerable resources to shareholder services. During the past year our website www.lakeforestfunds.com was enhanced to provide detailed account information 24 hours a day. Our shareholder service center has also introduced a new and secure audio voice response system that provides specific individual account information on our toll-free 800.592.7722 number.

Audited financial statements for the full fiscal year ended February 28th are enclosed for your information. They include schedules of portfolio investments and financial highlights for each fund that are prepared in accordance with industry standards. We believe that your funds are very well positioned to benefit from favorable markets trends during the coming year.

                                                              Irving V. Boberski
                                                         Chief Executive Officer

                      LAKE FOREST CORE EQUITY FUND (LFCEX)
                VALUE OF A $10,000 INVESTMENT VS. S&P 500 (SPX)

--------------------------------------------------------------------------------
                    3/1/95       3/1/96       3/1/97       3/1/98       3/1/99
--------------------------------------------------------------------------------
LFCEX             10,000.00    11,858.60   14,308.20     18,725.00    21,424.70
--------------------------------------------------------------------------------
SPX               10,000.00    12,891.69   15,120.03     22,002.45    25,690.92
--------------------------------------------------------------------------------
           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                             SCHEDULE OF INVESTMENTS
                          LAKE FOREST CORE EQUITY FUND
                                FEBRUARY 28, 1999

 SHARES                                                            MARKET VALUE
--------                                                           ------------

COMMON STOCKS - 90.27%
AEROSPACE/DEFENSE - 3.39%
   5,500   Boeing Co. ..................................                $195,594
   5,000   Lockheed Martin Corp. .......................                 188,438
      63   Raytheon Co. Cl A ...........................                   3,331
                                                                        --------
                                                                         387,363
                                                                        --------
AUTOS AND TRUCKS - 3.16%
     249   Daimler/Chrysler AG .........................                  23,390
   4,300   Ford Motor Co. ..............................                 255,044
   1,000   General Motors Corp. ........................                  82,562
                                                                        --------
                                                                         360,996
                                                                        --------
BEVERAGES - 0.96%
   1,000   Coca Cola Co. ...............................                  63,937
   1,200   Pepsico Inc. ................................                  45,150
                                                                        --------
                                                                         109,087
                                                                        --------
CHEMICALS - 6.15%
   8,000   DuPont (E.I.) De Ne Mours ...................                 410,500
     200   Eastman Chemical Co. ........................                   9,437
   4,500   Monsanto Co. ................................                 205,031
     900   Solutia Inc. ................................                  16,031
   1,400   Union Carbide Corp Hldg. Co. ................                  61,600
                                                                        --------
                                                                         702,599
                                                                        --------
COMPUTERS-INFORMATION TECH - 0.05%
   137 +   NCR Corp. ...................................                   5,608
                                                                        --------
COMPUTERS MAIN FRAME - 0.60%
     400   International Business Machines Corp. .......                  68,000
                                                                        --------
COMPUTERS-MICRO - 1.85%
   6,000   Compaq Computer Corp. .......................                 211,500
                                                                        --------
COMPUTER SOFTWARE/SERVICES - 2.63%
 2,000 +   Microsoft Corp. .............................                 300,250
                                                                        --------
COSMETICS & TOILETRIES - 4.70%
   6,000   Proctor & Gamble Co. ........................                 537,000
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES - 0.80%
   2,252   Associates First Capital Corp Cl A ..........                  91,488
                                                                        --------
DIVERSIFIED MANUFACTURING - 4.39%
   5,000   General Electric Co. ........................                 501,563
                                                                        --------
ELECTRIC-INTEGRATED - 0.61%
   2,600   Reliant Energy Inc. .........................                  69,712
                                                                        --------
ELECTRONICS-SEMICONDUCTORS - 3.03%
   2,000   Intel Corp. .................................                 239,875
   1,000   Motorola Inc. ...............................                  70,250
     400   Texas Instruments Inc. ......................                  35,675
                                                                        --------
                                                                         345,800
                                                                        --------

 SHARES                                                            MARKET VALUE
--------                                                           ------------

FINANCIAL-BANKS, COMMERCIAL - 11.76%
   12,000    Bank of New York Co. Inc. ............                      419,250
    7,200    Mellon Bank Corp. ....................                      486,900
    8,400    PNC Bank Corp. .......................                      437,325
                                                                       ---------
                                                                       1,343,475
                                                                       ---------
FOOD-MISCELLANEOUS/DIVERSIFIED - 0.65%
    2,000    Kellogg Co. ..........................                       74,000
                                                                       ---------
FOOD-PROCESSING - 0.85%
    1,200    General Mills Inc. ...................                       96,825
                                                                       ---------
MEDICAL-DRUGS - 6.23%
    4,000    American Home Products Corp. .........                      238,000
    5,000    Lilly (Eli) & Co. ....................                      473,438
                                                                       ---------
                                                                         711,438
                                                                       ---------
MEDICAL PRODUCTS - 2.24%
    3,000    Johnson & Johnson ....................                      256,125
                                                                       ---------
MONEY CENTER BANKS - 4.22%
    2,000    Bankers Trust New York Corp. .........                      174,000
    5,250    Citigroup ............................                      308,438
                                                                       ---------
                                                                         482,438
                                                                       ---------
NETWORKING PRODUCTS - 7.06%
  8,250 +    Cisco Systems Inc. ...................                      806,953
                                                                       ---------
OIL-FIELD SERVICES - 2.13%
    5,000    Schlumberger Ltd. ....................                      242,813
                                                                       ---------
OIL/GAS-DOMESTIC - 0.31%
    1,200    Tenneco Inc. .........................                       35,925
                                                                       ---------
OIL/GAS-INTERNATIONAL - 3.44%
    2,647    BP Amoco PLC .........................                      224,968
    3,600    Texaco Inc. ..........................                      167,625
                                                                       ---------
                                                                         392,593
                                                                       ---------
PIPELINES - 0.71%
    2,222    El Paso Energy Corp. .................                       80,964
                                                                       ---------
PHARMACEUTICALS - 2.07%
    5,100    Abbott Laboratories ..................                      236,831
                                                                       ---------
RETAIL-DEPARTMENT STORES - 1.98%
    400 +    Federated Department Stores Inc. .....                       15,225
    5,200    Sears Roebuck & Co. ..................                      211,250
                                                                       ---------
                                                                         226,475
                                                                       ---------
RETAIL-RESTAURANTS - 5.27%
    7,000    McDonalds Corp. ......................                      595,000
    120 +    Tricon Global Restaurants Inc. .......                        7,440
                                                                       ---------
                                                                         602,440
                                                                       ---------
SHIPBUILDINGS - 0.06%
      240    Newport News Shipbuilding Inc. .......                        6,945
                                                                       ---------
TELECOMMUNICATION EQUIPMENT - 2.47%
    2,776    Lucent Technologies Inc. .............                      281,938
                                                                       ---------
TELEPHONE-LONG DISTANCE - 4.31%
    6,000    AT&T Corp. ...........................                      492,750
                                                                       ---------

 SHARES                                                            MARKET VALUE
--------                                                           ------------

TOBACCO - 2.19%
    6,400    Phillip Morris Companies Inc. ........                      250,400
                                                                       ---------

             TOTAL COMMON STOCKS
             (Cost $7,502,160)                                        10,312,294
                                                                      ----------

SHORT-TERM INVESTMENTS - 0.00%

      435    Star Treasury Fund
             (Cost $435)...........................                          435
                                                                      ----------

SHORT-TERM DEBT - 9.12%
 $1,042,000  Federal Home Loan Bank Disc Note
             4.68%, due 03/01/99...................
             (Cost $1,042,000)                                         1,042,000
                                                                      ----------

             Total Investments at Market
             (Cost $8,544,595)                      99.39%            11,354,729

             Other assets in excess of liabilities   0.61%                69,796
                                                   ======            ===========
             Total Net Assets                      100.00%           $11,424,525
                                                   ======            ===========

(1) Federal Tax Information: At February 28, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of
      $8,544,595 was as follows:
             Aggregate gross unrealized apprecation for
             all investments for which there was an excess
             of value over cost...........................           $3,128,431
             Aggregate gross unrealized deprecation for
             all investments for which there was an excess
             of cost over value...........................             (318,297)
                                                                     ----------
             Net unrealized appreciation.................            $2,810,134
                                                                     ===========


+     Denotes non-income producing security

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                          LAKE FOREST MONEY MARKET FUND
                                FEBRUARY 28, 1999


SHARES                                                              MARKET VALUE
------                                                              ------------

SHORT-TERM DEBT - 100.90%
     $11,572,000 Federal Home Loan Bank Disc Note
                 4.68%, due 03/01/99
                 (Cost $11,572,000) ..................             $ 11,572,000
                                                                   ------------

SHORT-TERM INVESTMENTS- 0.00%
             443 Star Treasury Fund
                 (Cost $443) .........................                     443
                                                                   ------------

                 Total Investments
                 (Cost $11,572,443) ..................     100.90%   11,572,443

                 Liabilities in excess of other assets      (0.90)%    (103,709)
                                                           ------- ------------
                 Total Net Assets ....................     100.00% $ 11,468,734
                                                           ======  ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                LAKE FOREST FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999


                                                                 CORE             MONEY
                                                                EQUITY           MARKET
                                                                -------         ---------
ASSETS:
Investments in securities, at value
      (cost $8,544,595 and $11,572,443,
      respectively) (Note 2) ...............................   $ 11,354,729    $ 11,572,443
Receivable for fund shares sold ............................              0               0
Receivable from interest and dividends .....................         15,259               0
Receivable from Money Market Fund ..........................         56,897               0
Other receivables ..........................................         10,645               0
                                                               ------------    ------------
      Total Assets .........................................     11,437,530      11,572,443
                                                               ------------    ------------

LIABILITIES:
Payables:
      Fund shares redeemed ...............       $        700             $          0
      Advisory fees (Note 3) .............             11,087                    1,105
      Dividends payable ..................              1,218                   45,457
      Due to Core Equity Fund ............                  0                   56,897
      Other payables .....................                  0                      250
                                                 ------------             ------------
      Total Liabilities ....................................         13,005         103,709
                                                               ------------    ------------

      Net Assets ...........................................   $ 11,424,525    $ 11,468,734
                                                               ============    ============

NET ASSETS CONSIST OF:
      Additional paid in capital ...........................   $  8,614,546    $ 11,468,734
      Accumulated net investment income(loss) ..............              0               0
      Accumulated net realized loss from
        investment transactions ............................           (155)              0
      Net unrealized appreciation on
        investments ........................................      2,810,134               0
                                                               ------------    ------------
      Net Assets ...........................................   $ 11,424,525    $ 11,468,734
                                                               ============    ============

Net asset value and redemption
      price per share
      ($11,424,525/390,834 and $11,468,734/11,468,734 shares
      of capital stock outstanding, respectively)
      (Note 4 ) ............................................   $      29.23    $       1.00
                                                               ============    ============




     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                                LAKE FOREST FUNDS
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED FEBRUARY 28, 1999


                                                          CORE          MONEY
                                                         EQUITY         MARKET
                                                        ---------     ----------
INVESTMENT INCOME:
Dividend ............................................   $  141,166   $        0
Interest ............................................       60,294      443,671
                                                        ----------   ----------
                                                           201,460      443,671
EXPENSES:
Advisory fee (Note 3) ...............................   $  122,638   $   42,946
                                                        ----------   ----------

            Total expenses ..........................      122,638       42,946
                                                        ----------   ----------

Less:  Expense reimbursement from advisor (Note 3) ..            0      (32,228)
                                                        ----------   ----------

            Net expenses ............................      122,638       10,718
                                                        ----------   ----------

            Net investment income ...................       78,822      432,953
                                                        ----------   ----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
(Note 2)
Net realized gain from investment
            transactions ............................           58            0
Net increase in unrealized appreciation of
            investments .............................    1,203,756            0
                                                        ----------   ----------
Net realized and unrealized loss
            on investments ..........................    1,203,814            0
                                                        ----------   ----------
Net increase in net assets resulting
            from operations .........................   $1,282,636   $  432,953
                                                        ==========   ==========









    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                          LAKE FOREST CORE EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS




                                                            For the year            For the year
                                                                ended                  ended
                                                          February 28, 1999      February 28, 1998
                                                          -------------------    -------------------

Net investment income ...................................   $     78,822          $     66,356
Net realized gain from investment transactions ..........             58                     9
Net increase in unrealized appreciation of investments ..      1,203,756             1,263,635
                                                            ------------          ------------
Net increase in net assets resulting from operations ....      1,282,636             1,330,000

Distributions from net investment income ................        (92,166)              (60,371)
Distributions from net gain on investments ..............              0                     0
Return of capital .......................................         (6,082)                    0
                                                            ------------          ------------

Net capital share transactions (Note 4) .................      2,349,884             4,029,033
                                                            ------------          ------------

Net increase in net assets ..............................      3,534,272             5,298,662

NET ASSETS:
Beginning of year .......................................      7,890,253             2,591,591
                                                            ------------          ------------

End of year (including undistributed investment income of
  ($0 and $13,344, respectively) ........................   $ 11,424,525          $  7,890,253
                                                            ============          ============











    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                          LAKE FOREST MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS




                                                      For the year           For the year
                                                          ended                  ended
                                                    February 28, 1999      February 28, 1998
                                                   --------------------   --------------------

Net investment income ..............................   $    432,953          $    256,456
Net realized gain from investment transactions .....              0                     0
Net change in unrealized appreciation of investments              0                     0
                                                       ------------          ------------
Net increase in net assets resulting from operations        432,953               256,456

Distributions from net investment income ...........       (432,953)             (256,456)

Net capital share transactions (Note 4) ............      6,137,107             2,315,420
                                                       ------------          ------------

Net increase in net assets .........................      6,137,107             2,315,420

NET ASSETS:
Beginning of year ..................................      5,331,627             3,016,207
                                                       ------------          ------------

End of year ........................................   $ 11,468,734          $  5,331,627
                                                       ============          ============














    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                          LAKE FOREST CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                       For the year   For the year  For the year  For the year
                                                           ended         ended         ended         ended
                                                       February 28,   February 28,  February 28,  February 29,
                                                           1999          1998           1997         1996
                                                      --------------------------------------------------------

Net asset value, beginning of period .................   $    25.89     $    20.04    $    17.34    $    15.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................         0.22           0.31          0.39          0.56
Net realized and unrealized gain/(loss) on investments         3.40           5.83          3.07          2.13
                                                         ----------     ----------    ----------    ----------
Total from investment operations .....................         3.62           6.14          3.46          2.69
                                                         ----------     ----------    ----------    ----------

LESS DISTRIBUTIONS:
Dividends from net investment income .................        (0.27)         (0.29)        (0.37)        (0.15)
Distribution from realized gains from security
    transactions .....................................         0.00           0.00         (0.39)        (0.20)
Return of capital ....................................        (0.01)
                                                         ----------     ----------    ----------    ----------
Total distributions ..................................        (0.28)         (0.29)        (0.76)        (0.35)
                                                         ----------     ----------    ----------    ----------
Net asset value, end of period .......................   $    29.23     $    25.89    $    20.04    $    17.34
                                                         ==========     ==========    ==========    ==========

Total return .........................................        14.03%        30.87%        20.65%        18.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................   $   11,425      $   7,890     $   2,592     $   1,016
Ratio of expenses to average
  net assets (Note 3) ................................         1.25%          1.19%         1.00%         0.45%
Ratio of net investment income to
  average net assets .................................         0.81%          1.32%         2.10%         3.89%
Portfolio turnover rate ..............................         0.00%          0.00%         0.00%       129.77%





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          LAKE FOREST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                               For the year  For the year   For the year  For the year
                                                   ended         ended         ended          ended
                                               February 28,  February 28,   February 28,  February 29,
                                                  1999          1998          1997            1996
                                               -------------------------------------------------------

Net asset value, beginning of period ..........   $    1.00    $     1.00    $      1.00    $     1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................        0.05          0.05           0.05          0.06
Net realized and unrealized gain on investments        0.00          0.00           0.00          0.00
                                                  ---------    ----------    -----------    ----------
Total from investment operations ..............        0.05          0.05           0.05          0.06
                                                  ---------    ----------    -----------    ----------

LESS DISTRIBUTIONS:
Dividends from net investment income ..........       (0.05)        (0.05)         (0.05)        (0.06)
Distribution from realized gains from security
    transactions ..............................        0.00          0.00           0.00          0.00
                                                  ---------    ----------    -----------    ----------
Total distributions ...........................       (0.05)        (0.05)         (0.05)        (0.06)
                                                  ---------    ----------    -----------    ----------
Net asset value, end of period ................   $    1.00    $     1.00    $      1.00    $     1.00
                                                  =========    ==========    ===========    ==========

Total return ..................................        5.10%         5.51%          5.13%         5.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $  11,469     $   5,332     $    3,016     $   1,787
Ratio of expenses to average
  net assets (Note 3) .........................        0.50%         0.50%          0.50%         0.50%
Ratio of expenses to average
  net assets, after reimbursement (Note 3) ....       0.125%        0.125%         0.125%         0.08%
Ratio of net investment income to
  average net assets ..........................        4.67%         5.01%          4.75%         5.09%
Ratio of net investment income to
  average net assets, after reimbursement .....        5.04%         5.38%          5.13%         5.50%
Portfolio turnover rate .......................        0.00%         0.00%          0.00%         0.00%





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1999


NOTE 1.  ORGANIZATION

         The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Share of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund ("the Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.
         SECURITY VALUATION-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         FEDERAL INCOME TAXES-Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

         OTHER-Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1999
                                   (Continued)

         ESTIMATES-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

         The Trust has an investment advisory agreement with Boberski & Company ("the Adviser"). Under the terms of the management agreement, The Adviser manages the Fund's investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and .50% of the average daily net assets of the Money Market Fund. The Adviser has agreed to cap the fee for the Money Market Fund at .125% at least through the year ended February 28, 1999. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Funds' expenses except those specified above are paid by the Advisor.

         The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the year ended February 28, 1999, the Adviser has received a fee of $122,638 from the Equity Fund and $10,718 from the Money Market Fund.

NOTE 4. CAPITAL SHARE TRANSACTIONS

         As of February 28, 1999 there was an unlimited number of no par value shares of capital stock authorized for each Fund.

         Transactions in capital stock were as follows:


                                            CORE EQUITY                     CORE EQUITY
                                            -----------                     -----------
                                            For the year                   For the year
                                               ended                          ended
                                         February 28, 1999              February 28, 1998

                                        SHARES       AMOUNT            SHARES       AMOUNT
                                        ------       ------            ------       ------

Shares sold                            181,831    $ 4,935,734        199,440    $ 4,583,911

Shares issued in reinvestment of
   dividends                             3,521         96,067          2,598         59,409

Shares redeemed                        (99,237)    (2,681,917)       (26,643)      (614,287)
                                   -----------    -----------    -----------    -----------

Net increase                            86,115    $ 2,349,884        175,395    $ 4,029,033
                                   -----------    -----------    -----------    -----------


                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1999
                                   (Continued)


                                            MONEY MARKET                   MONEY MARKET
                                            ------------                   ------------
                                            For the year                   For the year
                                               ended                         ended
                                          February 28, 1999            February 28, 1998

                                        SHARES       AMOUNT         SHARES         AMOUNT
                                        ------       ------         ------         ------

Shares sold                          8,693,271    $ 8,693,271     12,239,025    $12,239,025

Shares issued in reinvestment of
   dividends                           372,716        372,716        238,127        238,127

Shares redeemed                     (2,928,880)    (2,928,880)   (10,161,733)   (10,161,733)
                                   -----------    -----------    -----------    -----------

Net increase                         6,137,107    $ 6,137,107      2,315,419    $ 2,315,419
                                   -----------    -----------    -----------    -----------




NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS
         For the year ended February 28, 1999, the Equity Fund made quarterly distributions totaling $.27, aggregating $92,166 from investment income. The Fund also made a Return of Capital distribution totaling $.01, aggregating $6,082.
         For the year ended February 28, 1999, the Money Market Fund made monthly distributions totaling $.05, aggregating $60,371 from net investment income.

NOTE 6.  INVESTMENT TRANSACTIONS
         Purchases and sales, excluding short term securities, for the year ended February 28, 1999 aggregated $1,935,550 and $112 respectively for the Equity Fund.

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------



To The Shareholders and
Board of Trustees
The Lake Forest Funds:

We have audited the accompanying statement of assets and liabilities of The Lake Forest Funds (comprising, respectively, the Core Equity Fund and the Money Market Fund), including the schedule of portfolio investments, as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial high- lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of February 28, 1999, by correspondence with the custodian. An audit also included assess- ing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Lake Forest Funds as of February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
March 25, 1999